Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments Gain/Loss [Line Items]
Total	$ (9,693)	$ (3,355)	$ (992)
Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	(9,938)	(4,316)	(3,692)
Total	$ (9,938)	$ (4,316)	$ (3,692)